Other Receivables and Other Payables - Schedule of Accrued Liabilities & Other Payables (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Accrued liabilities & other payables
Employee benefits payable	RM 729,469	$ 178,625	RM 592,860
Lease payable	65,821	16,118	1,514
Accrued operating expenses	1,159,322	283,883	1,038,668
Utilities payable	1,142	279	116,311
Accrued liabilities & other payables	RM 1,955,754	$ 478,905	RM 1,749,353